Income Tax (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax [Abstract]
Schedule of Effective Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the year ended September 30, 2023, 2024 and 2025:

			(Successor)	(Predecessor)
	For the year ended September 30, 2025	For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	HK$	HK$	HK$
Income tax computed at statutory tax rate	16.5%	16.5%	16.5%	16.5%
Effect of preferential tax rates	(8.25)%	(8.25)%	(8.25)%	(8.25)%
Effect of non-deductible expense	—	—	—	—)%
Change in valuation allowance	(8.25)%	(8.25)%	(4.19)%	(8.25)%
Effective Income tax rate	—	—	4.06%	—)%

Schedule of Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances as of September 30, 2023, 2024 and 2025 are as follows:

				(Successor)	(Predecessor)
	For the year ended September 30, 2025		For the year ended September 30, 2024	From October 12, 2022 to September 30, 2023	From October 1, 2022 to October 11, 2022
	HK$	US$	HK$	HK$	HK$
Deferred tax assets:
Net operating losses carried forward	70,276,689	9,031,949	4,766,318	1,011,490	—
Valuation allowance	(70,276,689)	(9,031,949)	(4,766,318)	(1,011,490)	—
Deferred tax assets, net	—	—	—	—	—

Deferred tax liabilities:
Identifiable intangible assets	—	—	844,274	844,274	—
Deferred tax liabilities, net	—	—	844,274	844,274	—